Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2021
Fidelity Freedom Blend 2040 Fund - Premier Class
Bar Chart Table:
Annual Return 2022	(18.82%)
Annual Return 2023	20.26%